INCOME TAXES (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	$ 410,512	$ 254,336
Federal statutory income tax rate, percent		21.00%	21.00%
Deferred tax asset percentage	100.00%		100.00%
Deferred tax valuation allowance	$ 410,512	$ 254,336	$ 247,032
Deferred tax asset remaining valuation allowance		254,336
Through Two Thousand Forty One [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	$ 254,336	$ 0